Commitments and Contingencies (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	May 08, 2026	May 04, 2026	May 01, 2026	Apr. 30, 2026	Mar. 19, 2026	Mar. 10, 2026	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Jun. 30, 2026	May 06, 2026	Dec. 31, 2024
Legal contingencies description												The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. The Company is not currently aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position.
Shares issued							500,000	400,000	7,600,000		2,110,000
Stock settlement or release agreement amount paid						$ 1,075,000
Stock settlement or release agreement payment date						Mar. 20, 2026
Treasury stock shares acquired						3,500,000
Stock settlement or release agreement cancellation date						Mar. 27, 2026
Cash												$ 2,189,232	$ 1,820,365		$ 468,998
Common Stock [Member]
Shares issued										1,525		1,725
Settlement and Release Agreement [Member] | Common Stock [Member]
Shares issued						3,500,000
Shares purchased						3,500,000
Shares purchased, value						$ 1,075,000
Settlement Agreement D.Boral Capital LLC [Member]
Cash				$ 100,000										$ 100,000
Common stock payable		$ 92,780											92,780
Settlement Agreement D.Boral Capital LLC [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Number of shares issued		100,000
Settlement Agreement [Member]
Number of shares issued		100,000		100,000	100,000
Cash				$ 100,000
Common stock payable												$ 60,000	$ 186,000
Settlement Agreement [Member] | Chief Financial Officer [Member]
Common stock payable	$ 186,000
Settlement Agreement [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Number of shares issued	150,000		150,000